ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2025	September 30, 2024

Accounts receivable	$11,719,890	$11,794,623
Less: allowance for doubtful accounts	(707,149)	(13,520)
Accounts receivable, net	$11,012,741	$11,781,103

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2025	Subsequent collection	% of subsequent collection

Less than 3 months	4,353,164	568,036	13%
From 4 to 6 months	2,569,282	425.057	17%
From 7 to 9 months	3,358,650	1,081,613	32%
From 10 to 12 months	3,488	-	0%
Over 1 year	1,435,306	842,815	59%
Total gross accounts receivable	11,719,890	2,917,521	25%
Allowance for doubtful accounts	(707,149)
Accounts Receivable, net	11,012,741	2,917,521	26%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	September 30, 2025	September 30, 2024

Beginning balance	$13,520	$13,004
Additions	693,822	-
Write-off uncollectible balance		-
Foreign currency translation adjustments	(193)	(516)
Ending balance	$707,149	$13,520